UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
           --------------------------------------------------
Address:   1330 Avenue of the Americas
           --------------------------------------------------
           32nd Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:  028-13317
                    -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     212-584-1161
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen Ellwood     New York, New York             November 14, 2012
------------------------   -----------------------  -------------------------
      [Signature]                 [City/State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $1,590,198
                                               -------------
                                                (thousands)


List of Other Included Managers:  None

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC      COM              00507V109   22,273 1,975,422 SH       SOLE                1,975,422      0    0
AETNA INC NEW                COM              00817Y108   41,106 1,038,019 SH       SOLE                1,038,019      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  128,104 3,906,800 SH       SOLE                3,906,800      0    0
AMERICAN RLTY CAP TR INC     COM              02917L101    9,718   827,796 SH       SOLE                  827,796      0    0
ANADARKO PETE CORP           COM              032511107    4,940    70,651 SH       SOLE                   70,651      0    0
APPLE INC                    COM              037833100    4,177     6,261 SH       SOLE                    6,261      0    0
APPLE INC                    COM              037833100   50,033    75,000 SH  CALL SOLE                        0      0    0
APPLE INC                    COM              037833100   27,284    40,900 SH  PUT  SOLE                   40,900      0    0
ARIBA INC                    COM NEW          04033V203  155,321 3,466,991 SH       SOLE                3,466,991      0    0
ARMOUR RESIDENTIAL REIT INC  COM              042315101   20,839 2,720,527 SH       SOLE                2,720,527      0    0
AUTOZONE INC                 COM              053332102   10,348    27,992 SH       SOLE                   27,992      0    0
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    7,162   709,100 SH       SOLE                  709,100      0    0
COLLECTIVE BRANDS INC        COM              19421W100   38,707 1,782,917 SH       SOLE                1,782,917      0    0
COOPER INDUSTRIES PLC        SHS              G24140108  149,523 1,992,052 SH       SOLE                1,992,052      0    0
DELL INC                     COM              24702R101    1,430   145,000 SH       SOLE                  145,000      0    0
DOLLAR GEN CORP NEW          COM              256677105   10,308   200,000 SH       SOLE                  200,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105  127,553 1,467,304 SH       SOLE                1,467,304      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105    8,693   100,000 SH  CALL SOLE                        0      0    0
EQUINIX INC                  COM NEW          29444U502   12,466    60,500 SH       SOLE                   60,500      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109   35,269 1,507,213 SH       SOLE                1,507,213      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109    3,643   155,700 SH  CALL SOLE                        0      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    5,559   563,810 SH       SOLE                  563,810      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    2,079   233,087 SH       SOLE                  233,087      0    0
HEALTHCARE RLTY TR           COM              421946104    1,153    50,000 SH       SOLE                   50,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    9,858   718,011 SH       SOLE                  718,011      0    0
INTERPUBLIC GROUP COS INC    COM              460690100    1,112   100,000 SH  CALL SOLE                        0      0    0
JOHNSON & JOHNSON            COM              478160104   55,128   800,000 SH  CALL SOLE                        0      0    0
KRAFT FOODS INC              CL A             50075N104   49,310 1,192,500 SH  CALL SOLE                        0      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1    3,059    34,498 PRN      SOLE                        0      0    0
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/3   530718AF2   92,143    68,209 PRN      SOLE                        0      0    0
MICHAEL KORS HOLDINGS LTD    SHS              G60754101   12,812   240,927 SH       SOLE                  240,927      0    0
NATIONAL RETAIL PPTYS INC    NOTE 3.950% 9/1  637417AA4   28,147    21,700 PRN      SOLE                        0      0    0
NEXEN INC                    COM              65334H102  220,951 8,719,453 SH       SOLE                8,719,453      0    0
ORACLE CORP                  COM              68389X105   12,155   386,378 SH       SOLE                  386,378      0    0
RADIOSHACK CORP              COM              750438103      987   414,700 SH       SOLE                  414,700      0    0
RADIOSHACK CORP              COM              750438103      987   414,700 SH  PUT  SOLE                  414,700      0    0
RAYONIER TRS HLDGS INC       NOTE 3.750% 10/1 75508AAB2   27,006    20,000 PRN      SOLE                        0      0    0
ROI ACQUISITION CORP         UNIT 99/99/9999  74966A203    6,129   609,900 SH       SOLE                  609,900      0    0
SAKS INC                     COM              79377W108    3,712   360,000 SH  PUT  SOLE                  360,000      0    0
SHAW GROUP INC               COM              820280105   17,787   407,777 SH       SOLE                  407,777      0    0
SOUTHWEST AIRLS CO           COM              844741108      789    90,000 SH       SOLE                   90,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   28,794   200,000 SH  CALL SOLE                        0      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   71,985   500,000 SH  PUT  SOLE                  500,000      0    0
SUMMIT HOTEL PPTYS INC       COM              866082100      854   100,000 SH       SOLE                  100,000      0    0
TYCO INTERNATIONAL LTD       COM              H89128104   48,945   869,974 SH       SOLE                  869,974      0    0
UNITED STATES STL CORP NEW   COM              912909108    3,814   200,000 SH       SOLE                  200,000      0    0
UNITED STATES STL CORP NEW   COM              912909108    3,814   200,000 SH  PUT  SOLE                  200,000      0    0
WESTERN ASSET MTG CAP CORP   COM              95790D105    4,575   206,100 SH       SOLE                  206,100      0    0
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    7,657   963,800 SH  CALL SOLE                        0      0    0